Azoria 500 Meritocracy ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Banking - 3.4%
Bank of America Corp.	4,427	$224,626
Citigroup, Inc.	1,078	104,102
Citizens Financial Group, Inc.	202	10,561
Fifth Third Bancorp	382	17,484
Huntington Bancshares, Inc.	789	14,052
JPMorgan Chase & Co.	1,583	477,148
KeyCorp	541	10,474
M&T Bank Corp.	69	13,915
PNC Financial Services Group, Inc.	204	42,318
Regions Financial Corp.	512	14,024
Truist Financial Corp.	745	34,881
US Bancorp	992	48,439
Wells Fargo & Co.	1,947	160,004
		1,172,028

Consumer Discretionary Products - 4.1%
Aptiv PLC	131	10,418
D.R. Horton, Inc.	201	34,065
Deckers Outdoor Corp.(a)	63	7,537
Ford Motor Co.	2,332	27,448
General Motors Co.	586	34,334
Hasbro, Inc.	84	6,818
Lennar Corp. - Class A	126	16,776
Masco Corp.	136	9,981
Mohawk Industries, Inc.(a)	77	10,217
NVR, Inc.	66	535,765
PulteGroup, Inc.	129	17,031
Ralph Lauren Corp. - Class A	72	21,379
Tapestry, Inc.	137	13,949
Tesla, Inc.(a)	1,933	645,371
		1,391,089

Consumer Discretionary Services - 1.2%
Caesars Entertainment, Inc.(a)	128	3,427
Carnival Corp.	875	27,904
Chipotle Mexican Grill, Inc. - Class A(a)	784	33,038
Darden Restaurants, Inc.	66	13,658
Domino's Pizza, Inc.	68	31,164
Las Vegas Sands Corp.	435	25,069
Live Nation Entertainment, Inc.(a)	145	24,141
McDonald's Corp.	414	129,805
MGM Resorts International	180	7,144

Norwegian Cruise Line Holdings Ltd.(a)	410	$10,184
Royal Caribbean Cruises Ltd.	139	50,488
TKO Group Holdings, Inc. - Class A	129	24,453
Wynn Resorts Ltd.	60	7,605
Yum! Brands, Inc.	139	20,429
		408,509

Consumer Staple Products - 2.7%
Altria Group, Inc.	961	64,589
Brown-Forman Corp. - Class B	219	6,557
Campbell's Co.	207	6,609
Church & Dwight Co., Inc.	144	13,415
Clorox Co.	57	6,737
Colgate-Palmolive Co.	478	40,185
Conagra Brands, Inc.	348	6,657
Constellation Brands, Inc. - Class A	61	9,878
Estee Lauder Cos., Inc. - Class A	188	17,245
General Mills, Inc.	341	16,822
Hormel Foods Corp.	351	8,929
J.M. Smucker Co.	60	6,631
Kellanova	214	17,013
Kenvue, Inc.	1,109	22,967
Keurig Dr Pepper, Inc.	779	22,661
Kimberly-Clark Corp.	205	26,474
Kraft Heinz Co.	610	17,062
Lamb Weston Holdings, Inc.	60	3,452
McCormick & Co., Inc.	189	13,300
Molson Coors Beverage Co. - Class B	130	6,564
Mondelez International, Inc. - Class A	756	46,449
Monster Beverage Corp.(a)	599	37,384
PepsiCo, Inc.	823	122,339
Philip Morris International, Inc.	897	149,916
Procter & Gamble Co.	1,359	213,417
Tyson Foods, Inc. - Class A	178	10,107
		913,359

Financial Services - 8.3%
American Express Co.	418	138,475
Ameriprise Financial, Inc.	66	33,977
Apollo Global Management, Inc.	357	48,634
Bank of New York Mellon Corp.	401	42,346
Blackrock, Inc.	69	77,773
Blackstone, Inc.	683	117,066
Block, Inc. - Class A(a)	3,028	241,150
Broadridge Financial Solutions, Inc.	65	16,615
Capital One Financial Corp.	340	77,255
Cboe Global Markets, Inc.	69	16,281
Charles Schwab Corp.	1,107	106,095

CME Group, Inc. - Class A	203	$54,101
Coinbase Global, Inc. - Class A(a)	128	38,981
Corpay, Inc.(a)	72	23,448
Equifax, Inc.	67	16,502
FactSet Research Systems, Inc.	72	26,879
Fair Isaac Corp.	70	106,515
Fidelity National Information Services, Inc.	286	19,966
Fiserv, Inc.(a)	343	47,396
Franklin Resources, Inc.	270	6,928
Global Payments, Inc.	152	13,501
Goldman Sachs Group, Inc.	208	155,012
Intercontinental Exchange, Inc.	341	60,221
Invesco Ltd.	159	3,480
Jackson Financial, Inc.	62	10,122
KKR & Co., Inc.	555	77,417
MarketAxess Holdings, Inc.	73	13,420
Mastercard, Inc. - Class A	549	326,814
Moody's Corp.	66	33,644
Morgan Stanley	948	142,655
MSCI, Inc. - Class A	65	36,902
Nasdaq, Inc.	325	30,790
Northern Trust Corp.	132	17,329
PayPal Holdings, Inc.(a)	539	37,832
Raymond James Financial, Inc.	145	24,569
S&P Global, Inc.	203	111,333
State Street Corp.	148	17,016
Synchrony Financial	281	21,452
T. Rowe Price Group, Inc.	126	13,560
Verisk Analytics, Inc. - Class A	63	16,892
Visa, Inc. - Class A	1,173	412,638
		2,832,982

Health Care - 8.9%
Abbott Laboratories, ADR	1,033	137,038
AbbVie, Inc.	1,024	215,450
Align Technology, Inc.(a)	69	9,795
Amgen, Inc.	350	100,698
Becton Dickinson & Co.	189	36,473
Bio-Techne Corp.	60	3,278
Bristol-Myers Squibb Co.	1,214	57,276
Centene Corp.(a)	349	10,135
Charles River Laboratories International, Inc.(a)	63	10,288
Cigna Group	135	40,617
Cooper Cos., Inc.	46	3,100
CVS Health Corp.	672	49,157
Danaher Corp.	404	83,151
DaVita, Inc.(a)	73	10,056
Dexcom, Inc.(a)	291	21,924

Edwards Lifesciences Corp.(a)	335	$27,249
Elevance Health, Inc.	130	41,424
Eli Lilly & Co.	640	468,851
GE HealthCare Technologies, Inc.	273	20,128
Gilead Sciences, Inc.	775	87,552
HCA Healthcare, Inc.	135	54,535
Henry Schein, Inc.(a)	49	3,409
Hologic, Inc.(a)	150	10,068
Humana, Inc.	69	20,953
IDEXX Laboratories, Inc.(a)	69	44,649
Incyte Corp.(a)	80	6,769
Insulet Corp.(a)	62	21,073
Intuitive Surgical, Inc.(a)	208	98,445
IQVIA Holdings, Inc.(a)	143	27,286
Johnson & Johnson	1,432	253,707
Labcorp Holdings, Inc.	74	20,571
McKesson Corp.	74	50,811
Medtronic PLC	738	68,494
Merck & Co., Inc.	1,528	128,535
Mettler-Toledo International, Inc.(a)	67	87,170
Moderna, Inc.(a)	252	6,071
Molina Healthcare, Inc.(a)	59	10,669
Pfizer, Inc.	3,306	81,857
Quest Diagnostics, Inc.	76	13,805
Regeneron Pharmaceuticals, Inc.	70	40,649
ResMed, Inc.	70	19,216
Revvity, Inc.	73	6,578
Solventum Corp.(a)	47	3,435
STERIS PLC	54	13,233
Stryker Corp.	200	78,282
Thermo Fisher Scientific, Inc.	205	101,008
UnitedHealth Group, Inc.	557	172,598
Universal Health Services, Inc. - Class B	74	13,437
Vertex Pharmaceuticals, Inc.(a)	139	54,352
Waters Corp.(a)	68	20,522
West Pharmaceutical Services, Inc.	69	17,040
Zimmer Biomet Holdings, Inc.	127	13,475
Zoetis, Inc. - Class A	262	40,977
		3,037,319

Industrial Products - 5.4%
3M Co.	347	53,969
A.O. Smith Corp.	46	3,279
AMETEK, Inc.	128	23,654
Amphenol Corp.	689	75,005
Axon Enterprise, Inc.(a)	67	50,068
Boeing Co.(a)	402	94,341
Carrier Global Corp.	455	29,666

Caterpillar, Inc.	283	$118,588
Cummins, Inc.	68	27,094
Deere & Co.	138	66,052
Dover Corp.	75	13,415
GE Vernova, Inc.	135	82,751
Generac Holdings, Inc.	70	12,968
General Dynamics Corp.	139	45,115
General Electric Co.	616	169,523
Honeywell International, Inc.	338	74,191
Howmet Aerospace, Inc.	200	34,820
Hubbell, Inc.	70	30,169
Huntington Ingalls Industries, Inc.	63	17,060
IDEX Corp.	61	10,035
Illinois Tool Works, Inc.	203	53,724
Johnson Controls International PLC	415	44,359
Keysight Technologies, Inc.(a)	62	10,133
L3Harris Technologies, Inc.	137	38,034
Lennox International, Inc.	69	38,492
Lockheed Martin Corp.	138	62,877
Nordson Corp.	75	16,882
Northrop Grumman Corp.	69	40,713
Otis Worldwide Corp.	270	23,323
PACCAR, Inc.	337	33,693
Parker-Hannifin Corp.	68	51,636
Pentair PLC	63	6,774
Rockwell Automation, Inc.	68	23,353
RTX Corp.	767	121,646
Stanley Black & Decker, Inc.	88	6,538
TE Connectivity PLC	200	41,300
Textron, Inc.	126	10,100
Trane Technologies PLC	137	56,937
TransDigm Group, Inc.	68	95,124
Veralto Corp.	125	13,274
Westinghouse Air Brake Technologies Corp.	70	13,545
Xylem, Inc.	143	20,243
		1,854,463

Industrial Services - 1.7%
Automatic Data Processing, Inc.	200	60,810
CH Robinson Worldwide, Inc.	55	7,079
Cintas Corp.	206	43,266
CSX Corp.	1,089	35,403
Delta Air Lines, Inc.	388	23,971
Expeditors International of Washington, Inc.	57	6,871
Fastenal Co.	611	30,342
FedEx Corp.	130	30,039
Janus Henderson Group PLC	69	10,090
JB Hunt Transport Services, Inc.	68	9,859

Norfolk Southern Corp.	132	$36,957
Old Dominion Freight Line, Inc.	151	22,797
Paychex, Inc.	194	27,054
Quanta Services, Inc.	72	27,213
Rollins, Inc.	295	16,679
Southwest Airlines Co.	313	10,298
United Airlines Holdings, Inc.	199	20,895
United Parcel Service, Inc. - Class B	462	40,397
W.W. Grainger, Inc.	67	67,905
Waste Management, Inc.	211	47,768
		575,693

Insurance - 3.7%
Aflac, Inc.	347	37,080
Allstate Corp.	133	27,059
American International Group, Inc.	369	30,007
Aon PLC - Class A	137	50,279
Arch Capital Group Ltd.	220	20,137
Arthur J. Gallagher & Co.	135	40,871
Assurant, Inc.	63	13,583
Berkshire Hathaway, Inc. - Class B(a)	1,239	623,192
Brown & Brown, Inc.	212	20,553
Chubb Ltd.	210	57,765
Cincinnati Financial Corp.	66	10,138
Erie Indemnity Co. - Class A	65	23,035
Everest Group Ltd.	70	23,932
Globe Life, Inc.	73	10,216
Loews Corp.	142	13,746
Marsh & McLennan Cos., Inc.	276	56,803
Principal Financial Group, Inc.	127	10,225
Progressive Corp.	343	84,742
Prudential Financial, Inc.	218	23,906
Travelers Cos., Inc.	136	36,925
W.R. Berkley Corp.	190	13,621
Willis Towers Watson PLC	71	23,202
		1,251,017

Materials - 1.1%
Amcor PLC	1,572	13,566
Avery Dennison Corp.	58	9,956
Ball Corp.	191	10,054
CF Industries Holdings, Inc.	158	13,688
Corteva, Inc.	420	31,160
Dow, Inc.	273	6,724
DuPont de Nemours, Inc.	221	16,999
Eastman Chemical Co.	49	3,447
Freeport-McMoRan, Inc.	791	35,120
International Paper Co.	350	17,388

Martin Marietta Materials, Inc.	68	$41,915
Mosaic Co.	210	7,014
Newmont Corp.	629	46,798
Nucor Corp.	139	20,673
Packaging Corp. of America	64	13,949
PPG Industries, Inc.	150	16,685
Sherwin-Williams Co.	138	50,485
Smurfit WestRock PLC	300	14,208
Steel Dynamics, Inc.	77	10,081
		379,910

Media - 11.4%
Alphabet, Inc. - Class A	3,404	724,746
Alphabet, Inc. - Class C	3,212	685,858
Booking Holdings, Inc.	68	380,735
Charter Communications, Inc. - Class A(a)	74	19,653
Comcast Corp. - Class A	2,205	74,904
DoorDash, Inc. - Class A(a)	263	64,501
Electronic Arts, Inc.	140	24,073
Fox Corp. - Class A	115	6,865
Fox Corp. - Class B	126	6,873
GoDaddy, Inc. - Class A(a)	70	10,382
Interpublic Group of Cos., Inc.	251	6,737
Match Group, Inc.	184	6,871
Meta Platforms, Inc. - Class A	1,437	1,061,512
Netflix, Inc.(a)	273	329,852
News Corp. - Class A	337	9,911
News Corp. - Class B	97	3,285
Omnicom Group, Inc.	129	10,105
Paramount Skydance Corp. - Class B	428	6,292
Snap, Inc. - Class A(a)	951	6,790
Take-Two Interactive Software, Inc.	75	17,495
Trade Desk, Inc. - Class A(a)	3,024	165,292
Uber Technologies, Inc.(a)	1,238	116,062
VeriSign, Inc.	63	17,222
Walt Disney Co.	1,037	122,760
Warner Bros Discovery, Inc.(a)	1,704	19,835
		3,898,611

Oil & Gas - 3.0%
APA Corp.	158	3,669
Baker Hughes Co.	612	27,785
Chevron Corp.	1,233	198,020
ConocoPhillips	743	73,535
Coterra Energy, Inc.	431	10,534
Devon Energy Corp.	389	14,043
Diamondback Energy, Inc.	143	21,273
EOG Resources, Inc.	283	35,324

EQT Corp.	329	$17,055
Expand Energy Corp.	145	14,033
Exxon Mobil Corp.	2,553	291,782
Halliburton Co.	461	10,478
Kinder Morgan, Inc.	1,282	34,588
Marathon Petroleum Corp.	200	35,942
Occidental Petroleum Corp.	523	24,900
ONEOK, Inc.	320	24,442
Phillips 66	263	35,131
Targa Resources Corp.	126	21,138
Texas Pacific Land Corp.	71	66,277
Valero Energy Corp.	212	32,226
Williams Cos., Inc.	660	38,201
		1,030,376

Real Estate - 1.9%
Alexandria Real Estate Equities, Inc. - REIT	85	7,007
American Tower Corp. - REIT	275	56,059
BXP, Inc. - REIT	49	3,553
Camden Property Trust - REIT	63	7,055
CBRE Group, Inc. - Class A(a)	146	23,670
CoStar Group, Inc.(a)	263	23,536
Crown Castle, Inc. - REIT	264	26,173
Digital Realty Trust, Inc. - REIT	205	34,366
Equinix, Inc. - REIT	70	55,033
Equity Residential - REIT	210	13,885
Essex Property Trust, Inc. - REIT	64	17,293
Extra Space Storage, Inc. - REIT	144	20,676
Federal Realty Investment Trust - REIT	69	6,938
Healthpeak Properties, Inc. - REIT	386	6,925
Host Hotels & Resorts, Inc. - REIT	405	6,970
Invitation Homes, Inc. - REIT	328	10,263
Iron Mountain, Inc. - REIT	146	13,480
Kimco Realty Corp. - REIT	308	6,927
Midmerica Apartment Communities, Inc. - REIT	72	10,499
Prologis, Inc. - REIT	549	62,465
Public Storage - REIT	140	41,243
Realty Income Corp. - REIT	523	30,731
Regency Centers Corp. - REIT	47	3,408
SBA Communications Corp. - Class A - REIT	61	12,496
Simon Property Group, Inc. - REIT	213	38,481
UDR, Inc. - REIT	175	6,925
Ventas, Inc. - REIT	252	17,156
VICI Properties, Inc. - REIT	615	20,775
Welltower, Inc. - REIT	416	70,004
Weyerhaeuser Co. - REIT	383	9,908
		663,900

Renewable Energy - 0.0%(b)
Enphase Energy, Inc.(a)	90	$3,393
First Solar, Inc.(a)	68	13,273
		16,666

Retail & Wholesale - Discretionary - 6.9%
Amazon.com, Inc.(a)	6,147	1,407,663
AutoZone, Inc.(a)	68	285,500
Best Buy Co., Inc.	136	10,015
Builders FirstSource, Inc.(a)	71	9,846
CarMax, Inc.(a)	57	3,497
Copart, Inc.(a)	559	27,285
eBay, Inc.	276	25,008
Genuine Parts Co.	74	10,310
Home Depot, Inc.	547	222,503
LKQ Corp.	215	7,013
Lowe's Cos., Inc.	337	86,966
Lululemon Athletica, Inc.(a)	66	13,345
O'Reilly Automotive, Inc.(a)	468	48,522
Pool Corp.	63	19,575
Ross Stores, Inc.	209	30,757
TJX Cos., Inc.	677	92,485
Tractor Supply Co.	335	20,690
Ulta Beauty, Inc.	71	34,984
Williams-Sonoma, Inc.	67	12,609
		2,368,573

Retail & Wholesale - Staples - 2.5%
Archer-Daniels-Midland Co.	326	20,421
Bunge Global SA	79	6,653
Costco Wholesale Corp.	271	255,640
Dollar General Corp.	122	13,269
Dollar Tree, Inc.(a)	151	16,485
Kroger Co.	394	26,729
Sysco Corp.	298	23,980
Target Corp.	276	26,490
Walmart, Inc.	4,701	455,903
		845,570

Software & Tech Services - 11.1%
Accenture PLC - Class A	343	89,170
Adobe, Inc.	274	97,736
Akamai Technologies, Inc.(a)	88	6,963
Cadence Design Systems, Inc.(a)	137	48,009
CDW Corp.	62	10,215
Cognizant Technology Solutions Corp. - Class A	284	20,519
Crowdstrike Holdings, Inc. - Class A(a)	138	58,471
Dayforce, Inc.(a)	148	10,326

EPAM Systems, Inc.(a)	59	$10,405
Fortinet, Inc.(a)	556	43,796
Gartner, Inc.	68	17,081
Gen Digital, Inc.	325	9,815
International Business Machines Corp.	537	130,754
Intuit, Inc.	134	89,378
Leidos Holdings, Inc.	75	13,569
Microsoft Corp.	4,318	2,187,887
Oracle Corp.	1,593	360,225
Palantir Technologies, Inc. - Class A(a)	1,358	212,812
Palo Alto Networks, Inc.(a)	350	66,682
Paycom Software, Inc.	59	13,402
PTC, Inc.(a)	64	13,664
Roper Technologies, Inc.	70	36,842
Salesforce, Inc.	551	141,194
Synopsys, Inc.(a)	85	51,299
Tyler Technologies, Inc.	67	37,713
Workday, Inc. - Class A(a)	139	32,084
		3,810,011

Tech Hardware & Semiconductors - 19.2%
Advanced Micro Devices, Inc.	898	146,042
Analog Devices, Inc.	271	68,105
Apple, Inc.	8,535	1,981,315
Applied Materials, Inc.	463	74,432
Arista Networks, Inc.(a)	745	101,730
Broadcom, Inc.	2,643	786,002
Cisco Systems, Inc.	2,339	161,601
Corning, Inc.	520	34,856
F5, Inc.(a)	65	20,354
Garmin Ltd.	131	31,678
Hewlett Packard Enterprise Co.	762	17,198
Jabil, Inc.	65	13,314
KLA Corp.	67	58,424
Lam Research Corp.	752	75,313
Microchip Technology, Inc.	347	22,555
Micron Technology, Inc.	611	72,715
Monolithic Power Systems, Inc.	69	57,667
Motorola Solutions, Inc.	67	31,655
NetApp, Inc.	124	13,986
NVIDIA Corp.	13,883	2,418,141
ON Semiconductor Corp.(a)	264	13,092
QUALCOMM, Inc.	693	111,386
Seagate Technology Holdings PLC	129	21,595
Skyworks Solutions, Inc.	89	6,670
Super Micro Computer, Inc.(a)	312	12,960
Teledyne Technologies, Inc.(a)	68	36,596
Teradyne, Inc.	148	17,499

Texas Instruments, Inc.	548	$110,959
Western Digital Corp.	222	17,835
Zebra Technologies, Corp.(a)	64	20,294
		6,555,969

Telecommunications - 1.2%
AT&T, Inc.	4,283	125,449
T-Mobile US, Inc.	679	171,101
Verizon Communications, Inc.	2,465	109,027
		405,577

Utilities - 2.2%
AES Corp.	254	3,439
Alliant Energy Corp.	153	9,956
Ameren Corp.	201	20,056
American Electric Power Co., Inc.	270	29,975
American Water Works Co., Inc.	140	20,091
Atmos Energy Corp.	61	10,134
CenterPoint Energy, Inc.	450	16,970
CMS Energy Corp.	187	13,384
Consolidated Edison, Inc.	202	19,842
Constellation Energy Corp.	199	61,288
Dominion Energy, Inc.	498	29,830
DTE Energy Co.	147	20,088
Duke Energy Corp.	468	57,325
Edison International	185	10,384
Entergy Corp.	268	23,608
Evergy, Inc.	142	10,119
Eversource Energy	206	13,198
Exelon Corp.	533	23,281
FirstEnergy Corp.	313	13,653
NextEra Energy, Inc.	1,211	87,253
NRG Energy, Inc.	142	20,670
PG&E Corp.	1,127	17,221
Pinnacle West Capital Corp.	75	6,702
PPL Corp.	371	13,530
Public Service Enterprise Group, Inc.	286	23,546
Sempra	330	27,245
Southern Co.	616	56,857
Vistra Corp.	198	37,444
WEC Energy Group, Inc.	189	20,130
Xcel Energy, Inc.	323	23,382
		740,601

TOTAL COMMON STOCKS (Cost $33,311,546)		34,152,223

CONTINGENT VALUE RIGHTS - 0.0%	Shares	Value
Financial Services - 0.0%
Sycamore Partners, LLC(a)	567	$—

TOTAL CONTINGENT VALUE RIGHTS (Cost $–)		—

TOTAL INVESTMENTS - 99.9% (Cost $33,311,546)		$34,152,223
Other Assets in Excess of Liabilities - 0.1%		19,061
TOTAL NET ASSETS - 100.0%		$34,171,284

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.